CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (14,776)	$ (2,024)	¥ (81,254)	¥ (196,557)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization			1,892	5,564
Amortization of operating lease right-of-use assets	770	105
Share-based compensation expenses/(reversal)			(6,884)	4,534
Provision for credit losses	5,594	767	6,584	35,342
Impairment loss on long-term investments				86,600
Impairment loss of long-lived assets	1,432	196	13,794
Loss from disposal of subsidiaries			38,883	2,176
Loss from disposal of property, equipment and software			477	362
Recovery from long-term investments				(2,020)
Deferred income tax			(2,470)	977
Release of uncertain tax position (Note 13)			(12,319)
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	(4,820)	(660)	26,173	(3,330)
Short-term financial guarantee assets	(252)	(35)	6,871	6,822
Accounts receivable	(2,906)	(398)	9,641	15,452
Amounts due from related parties	183	25	2,416	2,795
Prepayments and other current assets	126	17	7,859	19,423
Accounts payable	(883)	(121)	(463)	1,949
Amounts due to related parties	3,547	486	4,712	4,226
Tax payable	67	9	(3,142)	7,564
Financial guarantee liabilities	(43)	(6)	(6,871)	(6,822)
Lease liabilities	(1,051)	(144)
Accrued expenses and other liabilities	(1,887)	(259)	2,712	4,425
Net cash (used in) provided by operating activities	(14,899)	(2,042)	8,611	(10,518)
Cash flows from investing activities:
Purchase of property, equipment and software	(88)	(12)	(729)	(36)
Proceeds from disposal of property, equipment and software	4	1
Purchase of short-term investment				(1,001)
Financing receivables facilitated				(156,477)
Collection of principal on financing receivables				141,780
Net cash advances to Jimu Group				286
Collection of short-term investment			1,001
Cash return for prepayment of intent acquisition				100,000
Net cash inflow from disposal of subsidiaries				118
Proceeds from long-term investment transaction			35,000	2,020
Net cash provided by (used in) investing activities	(84)	(11)	35,272	86,690
Cash flows from financing activities:
Repayment of short-term and long-term borrowings			(239,550)
Loan received from third parties	1,825	250		229,138
Principal repayments on funding debts				(30)
Proceeds from issuance of convertible loans				19,000
Repayment of convertible loans			(45,588)	(306,000)
Proceeds from issuance of ordinary shares			27,760
Net cash (used in) provided by financing activities	1,825	250	(257,378)	(57,892)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(399)	(55)	2,793	13,144
Net increase/(decrease) in cash, cash equivalents and restricted cash	(13,557)	(1,858)	(210,702)	31,424
Cash, cash equivalents and restricted cash at beginning of the year	45,508	6,235	256,210	224,786
Cash and cash equivalents at beginning of the year	40,508	5,550	249,728
Restricted cash at beginning of the year	0		1,482
Non-current restricted time deposits at beginning of the year	5,000	685	5,000
Cash, cash equivalents and restricted cash at end of the year	31,951	4,377	45,508	256,210
Cash and cash equivalents at end of the year	26,951	3,692	40,508	249,728
Restricted cash at end of the year	0		0	1,482
Non-current restricted time deposits at end of the year	5,000	685	5,000	5,000
Supplemental disclosure of cash flow information:
Cash paid for interest and funding cost			1,556	14,584
Cash paid for income tax expense	622	85	937	¥ 1,445
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 3,907	$ 535
Derecognition of assets other than cash upon disposal of SCHL Group			93,746
Derecognition of liabilities upon disposal of SCHL Group			132,045
Non-controlling interest recognized as other payable upon disposal of SCHL Group			¥ 139,341